UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21423
                                                     ---------

                       The Gabelli Dividend & Income Trust
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             -----------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                     Date of reporting period: June 30, 2007
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                       [LOGO OMITTED]
                                                       THE GABELLI
                                                       DIVIDEND &
                                                       INCOME TRUST

                       THE GABELLI DIVIDEND & INCOME TRUST

                               Semi-Annual Report
                                  June 30, 2007





TO OUR SHAREHOLDERS,

      The Gabelli Dividend & Income Trust's (the "Fund") net asset value ("NAV") total return was 8.50% during the first half of 2007, compared with gains of 6.96% and 8.79% for the Standard & Poor's ("S&P") 500 Index and the Dow Jones Industrial Average, respectively. The Fund's NAV total return outperformed the benchmark S&P 500 Index for this period, as well as for each of the longer-term intervals shown in the comparative results table. The total return for the Fund's publicly traded shares was 6.99% during the first half of the year. On June 30, 2007, the Fund's NAV was $25.01, while the price of the publicly traded shares closed at $22.34 on the New York Stock Exchange.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2007.



COMPARATIVE RESULTS
--------------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                                 ------------------------------------------------
                                                                                               Since
                                                    Year to                                  Inception
                                                      Date        1 Year         3 Year      (11/28/03)
                                                    --------      ------         ------      ----------
  GABELLI DIVIDEND & INCOME TRUST
    NAV TOTAL RETURN (B) ..........................  8.50%        22.03%         16.68%        14.59%
    INVESTMENT TOTAL RETURN (C) ...................  6.99         29.63          16.42         10.18
  S&P 500 Index ...................................  6.96         20.57          11.67         12.29
  Dow Jones Industrial Average ....................  8.79         22.98          11.26         11.70
  Nasdaq Composite Index ..........................  7.78         19.85           8.33          8.23

(a) REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 AND THE NASDAQ COMPOSITE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The  following  table  presents   portfolio  holdings  as  a  percent  of  total
investments as of June 30, 2007:

LONG POSITIONS
Financial Services ................................. 16.9%
Energy and Utilities: Oil .......................... 11.5%
Energy and Utilities: Integrated ...................  9.2%
Telecommunications .................................  7.5%
Food and Beverage ..................................  7.2%
Energy and Utilities: Electric .....................  4.5%
Repurchase Agreements ..............................  4.3%
Diversified Industrial .............................  4.3%
Energy and Utilities: Natural Gas ..................  3.6%
Consumer Products ..................................  3.3%
Health Care ........................................  3.3%
Energy and Utilities: Services .....................  2.5%
Equipment and Supplies .............................  1.9%
Cable and Satellite ................................  1.9%
Broadcasting .......................................  1.8%
Retail .............................................  1.7%
Specialty Chemicals ................................  1.3%
Building and Construction ..........................  1.3%
Hotels and Gaming ..................................  1.3%
Aerospace ..........................................  1.2%
Electronics ........................................  1.1%
Automotive: Parts and Accessories ..................  0.8%
Entertainment ......................................  0.8%
Business Services ..................................  0.7%
Environmental Services .............................  0.7%
Transportation .....................................  0.7%
Metals and Mining ..................................  0.6%
Publishing .........................................  0.6%
Automotive .........................................  0.5%
Communications Equipment ...........................  0.4%
Wireless Communications ............................  0.4%
U.S. Treasury Bills ................................  0.3%
Machinery ..........................................  0.3%
Energy and Utilities ...............................  0.3%
Paper and Forest Products ..........................  0.3%
Energy and Utilities: Water ........................  0.3%
Aviation: Parts and Services .......................  0.2%
Commercial Services ................................  0.2%
Agriculture ........................................  0.1%
Real Estate Investment Trusts ......................  0.1%
Computer Software & Services .......................  0.1%
Real Estate ........................................  0.0%
Manufactured Housing and Recreational Vehicles .....  0.0%
Restaurants ........................................  0.0%
                                                    ------
                                                    100.0%
                                                    ======

SHORT POSITIONS
Financial Services ................................. (0.4)%
                                                    =======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

      The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

SHAREHOLDER MEETING - MAY 14, 2007 - FINAL RESULTS

     The  Annual  Meeting  of  Shareholders  was  held  on May  14,  2007 at the
Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Mario J. Gabelli, Mario d'Urso, and Michael J. Melarkey as Trustees of the Fund. A total of 73,704,730 votes, 73,980,910 votes, and 73,603,111 votes were cast in favor of each Trustee and a total of 1,209,512 votes, 933,332 votes, and 1,311,131 votes were withheld for each Trustee, respectively.

     Anthony J. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., Salvatore M. Salibello, Edward T. Tokar, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

     We thank you for your participation and appreciate your continued support.

                       THE GABELLI DIVIDEND & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                                 MARKET
   SHARES                                          COST          VALUE
   ------                                          ----          -------
             COMMON STOCKS -- 92.4%
             AEROSPACE -- 1.2%
     10,000  Goodrich Corp. ................ $      281,823   $      595,600
     60,000  Kaman Corp. ...................      1,070,150        1,871,400
    100,000  Rockwell Automation Inc. ......      6,039,691        6,944,000
  2,000,000  Rolls-Royce Group plc+ ........     14,847,047       21,627,377
118,400,000  Rolls-Royce Group plc,
               Cl. B .......................        231,987          242,516
                                             --------------   --------------
                                                 22,470,698       31,280,893
                                             --------------   --------------
             AGRICULTURE -- 0.1%
     90,000  Archer-Daniels-
               Midland Co. .................      1,972,035        2,978,100
                                             --------------   --------------
             AUTOMOTIVE -- 0.5%
     28,000  Copart Inc.+ ..................        826,882          856,520
    300,000  General Motors Corp. ..........      9,482,613       11,340,000
     10,000  Navistar International Corp.+ .        228,717          660,000
                                             --------------   --------------
                                                 10,538,212       12,856,520
                                             --------------   --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.8%
    100,000  Dana Corp.+ ...................        289,799          202,000
    390,000  Genuine Parts Co. .............     13,190,936       19,344,000
                                             --------------   --------------
                                                 13,480,735       19,546,000
                                             --------------   --------------
             AVIATION: PARTS AND SERVICES -- 0.2%
     50,200  Sequa Corp., Cl. A+ ...........      3,653,269        5,622,400
                                             --------------   --------------
             BROADCASTING -- 1.3%
    850,000  Clear Channel
               Communications Inc. .........     31,194,415       32,147,000
                                             --------------   --------------
             BUILDING AND CONSTRUCTION -- 1.3%
     10,000  Florida Rock Industries Inc. ..        669,746          675,000
     15,000  Layne Christensen Co.+ ........        449,560          614,250
  1,844,704  Rinker Group Ltd ..............     28,877,740       29,464,700
     47,000  Rinker Group Ltd., ADR ........      3,716,432        3,741,200
                                             --------------   --------------
                                                 33,713,478       34,495,150
                                             --------------   --------------
             BUSINESS SERVICES -- 0.7%
     15,000  Alliance Data
               Systems Corp.+ ..............      1,173,209        1,159,200
     10,000  CDW Corp.+ ....................        852,015          849,700
    500,000  First Data Corp. ..............     16,270,735       16,335,000
                                             --------------   --------------
                                                 18,295,959       18,343,900
                                             --------------   --------------
             CABLE AND SATELLITE -- 1.9%
    600,000  Cablevision Systems Corp.,
               Cl. A+ ......................     18,455,073       21,714,000
     14,200  Cogeco Inc. ...................        276,997          530,676
    230,000  EchoStar Communications
               Corp., Cl. A+ ...............      6,826,542        9,975,100
     81,734  Liberty Global Inc., Cl. A+ ...      1,686,985        3,354,363

                                                                 MARKET
   SHARES                                          COST          VALUE
   ------                                          ----          -------
     34,318  Liberty Global Inc., Cl. C+ ... $      760,276   $    1,348,697
    250,000  Rogers Communications
               Inc., Cl. B .................      3,160,032       10,622,500
     30,000  The DIRECTV Group Inc.+ .......        469,613          693,300
                                             --------------   --------------
                                                 31,635,518       48,238,636
                                             --------------   --------------
             COMMERCIAL SERVICES -- 0.2%
    140,000  PHH Corp.+ ....................      4,320,252        4,369,400
                                             --------------   --------------
             COMMUNICATIONS EQUIPMENT -- 0.0%
     20,000  Thomas & Betts Corp.+ .........        629,282        1,160,000
                                             --------------   --------------
             COMPUTER SOFTWARE AND SERVICES -- 0.1%
     50,000  Covansys Corp.+ ...............      1,684,031        1,696,500
                                             --------------   --------------
             CONSUMER PRODUCTS -- 3.3%
    275,000  Alberto-Culver Co. ............      9,198,976        6,523,000
    400,000  Altadis SA ....................     26,685,352       26,635,988
     10,000  Altria Group Inc. .............        373,512          701,400
    120,000  Avon Products Inc. ............      3,524,773        4,410,000
     40,000  Eastman Kodak Co. .............        912,574        1,113,200
     44,000  Fortune Brands Inc. ...........      3,616,470        3,624,280
     55,000  Hanesbrands Inc.+ .............      1,344,318        1,486,650
     84,000  Harman International
               Industries Inc. .............     10,139,911        9,811,200
      3,000  Herbalife Ltd. ................        113,380          118,950
      1,000  Kimberly-Clark Corp. ..........         53,184           66,890
     60,000  Mattel Inc. ...................      1,009,842        1,517,400
      2,000  Oakley Inc. ...................         56,883           56,800
    175,000  Procter & Gamble Co. ..........      9,719,121       10,708,250
  1,000,000  Swedish Match AB ..............     12,209,126       19,373,611
                                             --------------   --------------
                                                 78,957,422       86,147,619
                                             --------------   --------------
             DIVERSIFIED INDUSTRIAL -- 3.9%
    153,000  Bouygues SA ...................      5,319,385       12,878,216
    230,000  Cooper Industries Ltd.,
               Cl. A .......................      7,420,937       13,130,700
    500,000  General Electric Co. ..........     16,320,036       19,140,000
    275,000  Honeywell International Inc. ..      9,524,517       15,477,000
    100,000  ITT Corp. .....................      4,506,935        6,828,000
      2,000  Pentair Inc. ..................         63,318           77,140
      1,000  Textron Inc. ..................         51,500          110,110
  1,051,000  Tomkins plc ...................      5,080,148        5,487,370
    760,000  Tyco International Ltd. .......     24,704,447       25,680,400
    129,900  WHX Corp.+ ....................      1,279,961        1,104,150
                                             --------------   --------------
                                                 74,271,184       99,913,086
                                             --------------   --------------
             ELECTRONICS -- 1.1%
      5,000  Color Kinetics Inc.+ ..........        166,962          167,050
  1,075,000  Intel Corp. ...................     22,362,894       25,542,000
    280,000  Trans-Lux Corp.+ ..............      2,037,979        1,738,800
                                             --------------   --------------
                                                 24,567,835       27,447,850
                                             --------------   --------------

                 See accompanying notes to financial statements.

                        THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                 MARKET
   SHARES                                          COST          VALUE
   ------                                          ----          -------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: ELECTRIC -- 4.5%
     30,000  Allegheny Energy Inc.+ ........ $      438,040   $    1,552,200
    105,000  ALLETE Inc. ...................      3,452,097        4,940,250
    280,000  American Electric
               Power Co. Inc. ..............      8,755,206       12,611,200
    425,000  DPL Inc. ......................      8,553,078       12,044,500
     17,500  DTE Energy Co. ................        667,957          843,850
    273,000  Electric Power
               Development Co. Ltd. ........      6,654,195       10,864,568
    220,000  FPL Group Inc. ................      7,596,481       12,482,800
    590,000  Great Plains Energy Inc. ......     18,068,826       17,180,800
    370,000  Integrys Energy Group Inc. ....     17,973,626       18,770,100
    150,000  Pepco Holdings Inc. ...........      2,892,851        4,230,000
    240,000  Pinnacle West Capital Corp. ...      9,369,027        9,564,000
    110,000  The Southern Co. ..............      3,184,128        3,771,900
    255,000  Unisource Energy Corp. ........      6,714,681        8,386,950
                                             --------------   --------------
                                                 94,320,193      117,243,118
                                             --------------   --------------
             ENERGY AND UTILITIES: INTEGRATED -- 9.2%
     12,000  Alliant Energy Corp. ..........        305,115          466,200
    150,000  Ameren Corp. ..................      6,831,599        7,351,500
  2,000,000  Aquila Inc.+ ..................      8,464,295        8,180,000
     50,000  Avista Corp. ..................        926,534        1,077,500
     15,000  Black Hills Corp. .............        492,427          596,250
     33,000  CH Energy Group Inc. ..........      1,524,587        1,484,010
    108,000  Chubu Electric
               Power Co. Inc. ..............      2,458,019        2,868,305
    275,000  CONSOL Energy Inc. ............      9,393,433       12,680,250
    200,000  Consolidated Edison Inc. ......      8,201,972        9,024,000
     20,000  Dominion Resources Inc. .......      1,455,866        1,726,200
    205,000  Duke Energy Corp. .............      2,873,955        3,751,500
    430,000  Edison SpA ....................      1,002,090        1,388,035
    300,000  El Paso Corp. .................      3,557,045        5,169,000
     20,000  Endesa SA .....................      1,093,963        1,088,448
    300,000  Enel SpA ......................      2,324,318        3,238,140
     47,000  Enel SpA, ADR .................      1,839,336        2,523,900
    144,000  Energy East Corp. .............      3,285,119        3,756,960
    168,000  FirstEnergy Corp. .............      5,939,877       10,874,640
    150,000  Hawaiian Electric
               Industries Inc. .............      3,585,226        3,553,500
    250,000  Hera SpA ......................        552,073        1,048,081
    121,500  Hokkaido Electric
               Power Co. Inc. ..............      2,282,208        2,639,695
    121,500  Hokuriku Electric
               Power Co. ...................      2,131,359        2,353,523
    114,958  Iberdrola SA, ADR .............      5,733,530        6,447,799
     80,500  Korea Electric
               Power Corp., ADR ............      1,181,180        1,762,950
    121,500  Kyushu Electric
               Power Co. Inc. ..............      2,374,466        3,187,371

                                                                 MARKET
   SHARES                                          COST          VALUE
   ------                                          ----          -------
     21,000  Maine & Maritimes Corp.+ ...... $      594,461   $      563,850
     75,300  MGE Energy Inc. ...............      2,445,126        2,460,051
     35,102  National Grid plc, ADR ........      1,588,562        2,589,826
    255,000  NiSource Inc. .................      5,329,541        5,281,050
    600,000  NSTAR .........................     14,329,143       19,470,000
    481,000  OGE Energy Corp. ..............     11,581,024       17,628,650
     34,000  Ormat Technologies Inc. .......        510,000        1,281,120
    330,000  Progress Energy Inc. ..........     14,816,426       15,044,700
    160,000  Public Service Enterprise
               Group Inc. ..................      9,827,650       14,044,800
    121,500  Shikoku Electric
               Power Co. Inc. ..............      2,264,565        2,866,660
     15,000  TECO Energy Inc. ..............        255,758          257,700
    121,500  The Chugoku Electric
               Power Co. Inc. ..............      2,194,052        2,407,797
     35,000  The Empire District
               Electric Co. ................        777,222          782,950
    121,500  The Kansai Electric
               Power Co. Inc. ..............      2,333,021        2,876,528
    108,000  The Tokyo Electric
               Power Co. Inc. ..............      2,545,172        3,473,543
    121,500  Tohoku Electric
               Power Co. Inc. ..............      2,112,763        2,728,508
    320,000  TXU Corp. .....................     21,322,941       21,536,000
    205,000  Vectren Corp. .................      5,572,873        5,520,650
    470,000  Westar Energy Inc. ............      9,309,271       11,411,600
     85,000  Wisconsin Energy Corp. ........      2,690,561        3,759,550
    230,000  Xcel Energy Inc. ..............      3,927,605        4,708,100
                                             --------------   --------------
                                                196,137,329      238,931,390
                                             --------------   --------------
             ENERGY AND UTILITIES: NATURAL GAS -- 3.6%
      8,000  AGL Resources Inc. ............        217,299          323,840
     70,000  Atmos Energy Corp. ............      1,744,791        2,104,200
     20,000  Delta Natural Gas Co. Inc. ....        504,315          517,000
      6,000  Energen Corp. .................        124,550          329,640
    500,000  KeySpan Corp. .................     18,605,417       20,990,000
     20,000  Kinder Morgan Energy
               Partners LP .................        824,553        1,103,800
    350,000  National Fuel Gas Co. .........      9,372,113       15,158,500
    210,000  Nicor Inc. ....................      7,147,795        9,013,200
    220,000  ONEOK Inc. ....................      5,480,182       11,090,200
    300,000  SEMCO Energy Inc.+ ............      1,686,087        2,331,000
    200,000  Sempra Energy .................      5,955,980       11,846,000
     30,000  South Jersey Industries Inc. ..        657,687        1,061,400
     70,000  Southern Union Co. ............      1,656,784        2,281,300
    150,000  Southwest Gas Corp. ...........      3,610,578        5,071,500
    340,000  Spectra Energy Corp. ..........      6,763,930        8,826,400
     60,000  The Laclede Group Inc. ........      1,690,312        1,912,800
                                             --------------   --------------
                                                 66,042,373       93,960,780
                                             --------------   --------------

                 See accompanying notes to financial statements.

                        THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                 MARKET
   SHARES                                          COST          VALUE
   ------                                          ----          -------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: OIL -- 11.5%
     20,000  Anadarko Petroleum Corp. ...... $      650,810   $    1,039,800
     40,000  Apache Corp. ..................      1,905,219        3,263,600
     46,900  BG Group plc, ADR .............      1,893,244        3,835,951
    160,000  BP plc, ADR ...................      7,479,063       11,542,400
     40,000  Cameron
               International Corp.+ ........      1,103,787        2,858,800
    140,000  Chesapeake Energy Corp. .......      2,429,835        4,844,000
    319,000  Chevron Corp. .................     18,574,583       26,872,560
      1,000  Cimarex Energy Co. ............         28,300           39,410
    417,000  ConocoPhillips ................     21,122,661       32,734,500
     78,000  Devon Energy Corp. ............      3,448,499        6,106,620
    185,000  Eni SpA, ADR ..................      6,769,273       13,384,750
    225,000  Exxon Mobil Corp. .............     10,427,149       18,873,000
     65,000  Hanover Compressor Co.+ .......      1,177,222        1,550,253
     30,000  Hess Corp. ....................        830,468        1,768,800
    580,000  Marathon Oil Corp. ............     18,953,248       34,776,800
    145,000  Murphy Oil Corp. ..............      7,348,500        8,618,800
      4,000  Nabors Industries Ltd.+ .......         97,350          133,520
      1,000  Niko Resources Ltd. ...........         57,456           91,058
      5,000  Noble Corp. ...................        254,820          487,600
    370,000  Occidental Petroleum Corp. ....     13,217,802       21,415,600
     14,000  Oceaneering
               International Inc.+ .........        390,875          736,960
     30,000  PetroChina Co. Ltd., ADR ......      2,256,659        4,460,400
    280,000  Repsol YPF SA, ADR ............      5,930,532       10,836,000
    200,000  Royal Dutch Shell plc,
               Cl. A, ADR ..................      9,567,840       16,240,000
    900,000  Statoil ASA, ADR ..............     12,881,531       27,909,000
    200,000  Sunoco Inc. ...................     10,648,405       15,936,000
    200,000  Total SA, ADR .................      8,718,885       16,196,000
     90,000  Transocean Inc.+ ..............      5,288,878        9,538,200
                                             --------------   --------------
                                                173,452,894      296,090,382
                                             --------------   --------------
             ENERGY AND UTILITIES: SERVICES -- 2.5%
    135,000  ABB Ltd., ADR .................      1,474,605        3,051,000
     20,000  Baker Hughes Inc. .............        759,763        1,682,600
    268,000  Diamond Offshore
               Drilling Inc. ...............     15,280,436       27,218,080
    640,000  Halliburton Co. ...............     17,703,558       22,080,000
    120,000  Schlumberger Ltd. .............      3,977,835       10,192,800
                                             --------------   --------------
                                                 39,196,197       64,224,480
                                             --------------   --------------
             ENERGY AND UTILITIES: WATER -- 0.3%
     11,000  American States Water Co. .....        273,608          391,270
     53,333  Aqua America Inc. .............        873,085        1,199,459
      6,000  Artesian Resources Corp.,
               Cl. A .......................        113,635          115,200
      3,000  California Water
               Service Group ...............         94,710          112,470

                                                                 MARKET
   SHARES                                          COST          VALUE
   ------                                          ----          -------
     11,500  Connecticut Water
               Service Inc. ................ $      276,036   $      280,255
      1,000  Consolidated Water
               Co. Ltd. ....................         26,770           29,310
      6,000  Middlesex Water Co. ...........        111,082          115,260
     21,466  Pennichuck Corp. ..............        417,620          542,017
     82,000  SJW Corp. .....................      1,384,964        2,730,600
     16,800  Southwest Water Co. ...........        192,169          214,536
      5,000  Suez SA .......................        156,718          287,406
    168,000  Suez SA, Strips+ ..............              0            2,274
     36,000  United Utilities plc, ADR .....        774,333        1,024,920
      9,000  York Water Co. ................        115,031          159,750
                                             --------------   --------------
                                                  4,809,761        7,204,727
                                             --------------   --------------
             ENTERTAINMENT -- 0.6%
      8,000  Grupo Televisa SA, ADR ........         79,516          220,880
    300,000  Time Warner Inc. ..............      5,098,815        6,312,000
    200,000  Vivendi .......................      6,289,470        8,637,748
                                             --------------   --------------
                                                 11,467,801       15,170,628
                                             --------------   --------------
             ENVIRONMENTAL SERVICES -- 0.7%
    100,000  Allied Waste
               Industries Inc.+ ............      1,033,110        1,346,000
      1,000  Hyflux Ltd. ...................          1,686            1,914
     12,375  Veolia Environnement ..........        395,937          971,945
    409,000  Waste Management Inc. .........     14,415,746       15,971,450
                                             --------------   --------------
                                                 15,846,479       18,291,309
                                             --------------   --------------
             EQUIPMENT AND SUPPLIES -- 1.9%
    110,000  CIRCOR International Inc. .....      2,003,636        4,447,300
     30,000  Lufkin Industries Inc. ........        513,283        1,936,500
     60,000  Mueller Industries Inc. .......      2,463,788        2,066,400
    420,000  RPC Inc. ......................      1,866,263        7,156,800
    225,000  Tenaris SA, ADR ...............     10,713,441       11,016,000
    300,000  Weatherford
               International Ltd.+ .........     12,987,048       16,572,000
    300,000  Xerox Corp.+ ..................      4,332,751        5,544,000
                                             --------------   --------------
                                                 34,880,210       48,739,000
                                             --------------   --------------
             FINANCIAL SERVICES -- 16.6%
     80,000  A.G. Edwards Inc. .............      7,009,049        6,764,000
    100,000  ABN AMRO Holding NV ...........      4,890,466        4,608,513
     35,000  ABN AMRO Holding NV,
               ADR .........................      1,699,766        1,607,200
     40,000  AFLAC Inc. ....................      2,098,398        2,056,000
    180,000  AllianceBernstein
               Holding LP ..................     10,531,935       15,676,200
    380,000  American Express Co. ..........     16,989,679       23,248,400
    300,000  American International
               Group Inc. ..................     18,347,321       21,009,000
     55,000  Ameriprise Financial Inc. .....      2,162,745        3,496,350

                 See accompanying notes to financial statements.

                        THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                 MARKET
   SHARES                                          COST          VALUE
   ------                                          ----          -------
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
     42,000  Astoria Financial Corp. ....... $    1,263,649   $    1,051,680
    370,000  Bank of America Corp. .........     17,293,298       18,089,300
      5,000  BlackRock Inc. ................        387,461          782,950
     90,000  Capital One Financial Corp. ...      6,889,337        7,059,600
     30,000  CIGNA Corp. ...................      1,637,940        1,566,600
     40,000  CIT Group Inc. ................      2,209,847        2,193,200
    800,000  Citigroup Inc. ................     40,141,795       41,032,000
    230,000  Commerce Bancorp Inc. .........      7,705,490        8,507,700
     60,000  Compass Bancshares Inc. .......      4,171,094        4,138,800
     30,000  Deutsche Bank AG ..............      2,456,595        4,342,200
      9,500  Discover Financial
               Services+ ...................        284,435          270,750
    120,000  Fannie Mae ....................      6,492,036        7,839,600
     48,909  Fidelity National
               Financial Inc., Cl. A .......        981,053        1,159,143
     21,496  Fidelity National
               Information Services Inc. ...        749,854        1,166,803
    160,000  Fifth Third Bancorp ...........      7,054,543        6,363,200
    100,000  First Horizon
               National Corp. ..............      4,259,774        3,900,000
     60,000  First Republic Bank ...........      3,230,408        3,219,600
     52,100  Flushing Financial Corp. ......        963,908          836,726
     27,000  Hartford Financial
               Services Group Inc. .........      1,748,090        2,659,770
     40,000  Hudson City Bancorp Inc. ......        544,050          488,800
      1,000  International Securities
               Exchange Holdings Inc. ......         65,732           65,350
    470,000  JPMorgan Chase & Co. ..........     16,947,592       22,771,500
     50,000  Legg Mason Inc. ...............      4,462,207        4,919,000
     10,000  Lehman Brothers
               Holdings Inc. ...............        648,864          745,200
    100,000  Marshall & Ilsley Corp. .......      4,831,076        4,763,000
    122,000  Merrill Lynch & Co. Inc. ......      8,318,909       10,196,760
    266,000  Morgan Stanley ................     18,585,864       22,312,080
     64,000  National Australia
               Bank Ltd., ADR ..............      7,456,729       11,136,429
    190,000  New York Community
               Bancorp Inc. ................      3,648,851        3,233,800
     80,000  NewAlliance
               Bancshares Inc. .............      1,234,701        1,177,600
    210,000  Nuveen Investments Inc.,
               Cl. A .......................     13,254,460       13,051,500
    200,000  PNC Financial Services
               Group Inc. ..................     10,703,980       14,316,000
    305,000  Popular Inc. ..................      6,541,535        4,901,350
    220,000  Regions Financial Corp. .......      7,211,658        7,282,000
    100,000  SLM Corp. .....................      5,426,047        5,758,000
    560,220  Sovereign Bancorp Inc. ........     12,929,655       11,843,051
     44,050  Sterling Bancorp ..............        824,926          706,122

                                                                 MARKET
   SHARES                                          COST          VALUE
   ------                                          ----          -------
    100,000  T. Rowe Price Group Inc. ...... $    3,368,235   $    5,189,000
     60,000  The Allstate Corp. ............      3,220,720        3,690,600
    350,000  The Bank of
               New York Co. Inc. ...........     11,338,881       14,504,000
      4,000  The Progressive Corp. .........         89,520           95,720
    290,000  The Travelers
               Companies Inc. ..............     10,913,064       15,515,000
      5,000  Unitrin Inc. ..................        187,486          245,900
     15,974  Valley National Bancorp .......        378,551          359,255
    250,000  Wachovia Corp. ................     12,026,881       12,812,500
    400,000  Waddell & Reed
               Financial Inc., Cl. A .......      8,823,625       10,404,000
     10,000  Washington Mutual Inc. ........        391,600          426,400
      3,500  Webster Financial Corp. .......        155,536          149,345
    450,000  Wells Fargo & Co. .............     13,331,455       15,826,500
     85,200  Wilmington Trust Corp. ........      3,043,530        3,536,652
    167,000  Zions Bancorporation ..........     11,735,797       12,843,970
                                             --------------   --------------
                                                376,291,683      429,911,669
                                             --------------   --------------
             FOOD AND BEVERAGE -- 7.2%
    170,000  Anheuser-Busch
               Companies Inc. ..............      7,796,934        8,867,200
    229,200  Cadbury Schweppes plc,
               ADR .........................     11,274,498       12,445,560
     45,000  Campbell Soup Co. .............      1,354,288        1,746,450
     80,000  China Mengniu
               Dairy Co. Ltd. ..............        271,367          275,731
    185,000  ConAgra Foods Inc. ............      4,599,660        4,969,100
    900,000  Davide Campari-
               Milano SpA ..................      9,199,133        9,446,437
      7,000  Dean Foods Co. ................        327,445          223,090
    300,000  General Mills Inc. ............     14,568,199       17,526,000
    360,000  Groupe Danone .................     19,389,974       29,244,366
    100,000  H.J. Heinz Co. ................      3,521,143        4,747,000
    140,000  ITO EN Ltd. ...................      4,626,406        4,605,076
      1,000  Kellogg Co. ...................         35,550           51,790
    160,000  Kikkoman Corp. ................      2,198,949        2,380,670
    350,000  Kraft Foods Inc., Cl. A .......     10,695,400       12,337,500
    100,000  Morinaga Milk
               Industry Co. Ltd. ...........        431,707          402,843
    250,000  Nissin Food
               Products Co. Ltd. ...........      8,733,847        8,385,787
    500,000  Parmalat SpA ..................      1,885,518        2,124,924
    339,450  Parmalat SpA, GDR (a) .........        981,615        1,439,505
    343,700  PepsiAmericas Inc. ............      7,116,399        8,441,272
     20,000  PepsiCo Inc. ..................      1,220,070        1,297,000
      1,500  Pernod-Ricard SA ..............        305,601          332,848
      2,500  Remy Cointreau SA .............        173,912          187,623
  1,100,000  Sara Lee Corp. ................     18,633,132       19,140,000
    290,000  The Coca-Cola Co. .............     12,717,402       15,169,900
    100,000  The Hershey Co. ...............      5,333,855        5,062,000

                 See accompanying notes to financial statements.

                        THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                 MARKET
   SHARES                                          COST          VALUE
   ------                                          ----          -------
             COMMON STOCKS (CONTINUED)
             FOOD AND BEVERAGE (CONTINUED)
     62,000  Wm. Wrigley Jr. Co. ........... $    2,976,799   $    3,429,220
      3,000  Wm. Wrigley Jr. Co.,
               Cl. B .......................        167,630          165,000
    450,000  YAKULT
               HONSHA Co. Ltd. .............     12,437,775       11,403,046
                                             --------------   --------------
                                                162,974,208      185,846,938
                                             --------------   --------------
             HEALTH CARE -- 3.3%
      4,000  Advanced Medical
               Optics Inc.+ ................        138,875          139,520
      1,000  Bausch & Lomb Inc. ............         66,686           69,440
    100,000  Biomet Inc. ...................      4,549,060        4,572,000
    115,000  Bristol-Myers Squibb Co. ......      2,789,992        3,629,400
    175,000  Eli Lilly & Co. ...............      9,922,089        9,779,000
     10,000  Genesis HealthCare Corp.+ .....        665,838          684,200
     10,000  Health Management
               Associates Inc., Cl. A ......        208,993          113,600
     90,000  IMS Health Inc. ...............      2,258,034        2,891,700
    220,000  Merck & Co. Inc. ..............      8,376,601       10,956,000
    140,000  Owens & Minor Inc. ............      4,250,284        4,891,600
    900,000  Pfizer Inc. ...................     25,071,358       23,013,000
    200,000  Sierra Health Services Inc.+ ..      8,288,034        8,316,000
     42,000  St. Jude Medical Inc.+ ........      1,810,813        1,742,580
     60,000  Triad Hospitals Inc.+ .........      2,966,837        3,225,600
      1,500  Ventana Medical
               Systems Inc.+ ...............        114,633          115,905
    130,000  Wyeth .........................      6,096,113        7,454,200
     45,000  Zimmer Holdings Inc.+ .........      2,850,572        3,820,050
                                             --------------   --------------
                                                 80,424,812       85,413,795
                                             --------------   --------------
             HOTELS AND GAMING -- 1.3%
     22,000  Boyd Gaming Corp. .............      1,097,278        1,082,180
     90,000  Harrah's Entertainment Inc. ...      7,090,379        7,673,400
    450,000  Hilton Hotels Corp. ...........     13,987,173       15,061,500
    705,882  Ladbrokes plc .................      9,246,474        6,137,735
     45,000  Pinnacle
               Entertainment Inc.+ .........      1,423,938        1,266,750
     30,000  Station Casinos Inc. ..........      2,622,475        2,604,000
                                             --------------   --------------
                                                 35,467,717       33,825,565
                                             --------------   --------------
             MACHINERY -- 0.3%
    150,000  CNH Global NV .................      2,953,367        7,663,500
     50,000  Intermec Inc.+ ................      1,146,944        1,265,500
                                             --------------   --------------
                                                  4,100,311        8,929,000
                                             --------------   --------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.0%
      4,000  Skyline Corp. .................        141,027          120,040
                                             --------------   --------------

                                                                 MARKET
   SHARES                                          COST          VALUE
   ------                                          ----          -------
             METALS AND MINING -- 0.6%
     25,000  Alcan Inc. .................... $    2,018,987   $    2,032,500
     50,000  Alcoa Inc. ....................      1,527,886        2,026,500
     10,000  Alliance Holdings GP LP .......        230,523          297,600
     20,000  Arch Coal Inc. ................        314,774          696,000
      8,000  BHP Billiton Ltd., ADR ........        217,549          478,000
      3,000  Fording Canadian
               Coal Trust ..................         32,950           98,460
    100,000  Freeport-McMoRan
               Copper & Gold Inc. ..........      3,495,728        8,282,000
     10,000  Massey Energy Co. .............        235,475          266,500
     25,000  Peabody Energy Corp. ..........        353,789        1,209,500
      1,000  Rio Tinto plc, ADR ............        127,360          306,120
      3,000  Westmoreland Coal Co.+ ........         52,605           82,050
                                             --------------   --------------
                                                  8,607,626       15,775,230
                                             --------------   --------------
             PAPER AND FOREST PRODUCTS -- 0.3%
    200,000  International Paper Co. .......      6,863,452        7,810,000
                                             --------------   --------------
             PUBLISHING -- 0.6%
    215,000  Dow Jones & Co. Inc. ..........     10,051,108       12,351,750
     38,500  Idearc Inc. ...................      1,111,123        1,360,205
     59,000  Tribune Co. ...................      1,861,450        1,734,600
                                             --------------   --------------
                                                 13,023,681       15,446,555
                                             --------------   --------------
             REAL ESTATE -- 0.0%
     18,000  Brookfield Asset
               Management Inc., Cl. A ......        186,196          718,200
                                             --------------   --------------
             REAL ESTATE INVESTMENT TRUSTS -- 0.1%
    110,000  Equity Inns Inc. ..............      2,502,850        2,464,000
     30,000  Winston Hotels Inc. ...........        433,995          450,000
                                             --------------   --------------
                                                  2,936,845        2,914,000
                                             --------------   --------------
             RESTAURANTS -- 0.0%
      1,000  Smith & Wollensky
               Restaurant Group Inc.+ ......          9,798           10,860
                                             --------------   --------------
             RETAIL -- 1.7%
    170,000  CVS Caremark Corp. ............      6,340,378        6,196,500
    500,000  Dollar General Corp. ..........     10,721,440       10,960,000
    142,000  Ingles Markets Inc., Cl. A ....      1,615,209        4,891,900
    410,000  Safeway Inc. ..................      8,674,488       13,952,300
     22,000  Saks Inc. .....................        395,507          469,700
    310,000  Sally Beauty
               Holdings Inc.+ ..............      3,837,420        2,790,000
     80,000  SUPERVALU Inc. ................      2,385,810        3,705,600
                                             --------------   --------------
                                                 33,970,252       42,966,000
                                             --------------   --------------
             SPECIALTY CHEMICALS -- 1.3%
      5,000  Arkema, ADR+ ..................        269,656          327,441
    140,000  Ashland Inc. ..................      8,906,221        8,953,000

                 See accompanying notes to financial statements.

                        THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

   SHARES/                                                       MARKET
    UNITS                                          COST          VALUE
   ------                                          ----          -------
             COMMON STOCKS (CONTINUED)
             SPECIALTY CHEMICALS (CONTINUED)
    140,000  E.I. du Pont de
               Nemours & Co. ............... $    5,905,751   $    7,117,600
    230,000  Ferro Corp. ...................      4,473,023        5,733,900
      3,000  Huntsman Corp. ................         72,780           72,930
    100,000  Olin Corp. ....................      1,826,861        2,100,000
    225,000  The Dow Chemical Co. ..........      9,192,760        9,949,500
     18,146  Tronox Inc., Cl. B ............        186,196          254,951
                                             --------------   --------------
                                                 30,833,248       34,509,322
                                             --------------   --------------
             TELECOMMUNICATIONS -- 6.7%
    230,000  Alltel Corp. ..................     15,670,905       15,536,500
    400,000  AT&T Inc. .....................      9,394,488       16,600,000
    800,000  Avaya Inc.+ ...................     13,728,000       13,472,000
    700,000  BCE Inc. ......................     16,860,723       26,453,000
     47,125  Bell Aliant Regional
               Communications
               Income Fund+ (a)(b) .........      1,278,068        1,386,889
     71,000  BT Group plc, ADR .............      2,221,635        4,727,180
      2,000  CenturyTel Inc. ...............         58,989           98,100
     50,000  Compania de
               Telecomunicaciones de
               Chile SA, ADR ...............        607,686          475,500
    300,000  Deutsche Telekom
               AG, ADR .....................      5,460,643        5,523,000
     30,000  Embarq Corp. ..................      1,238,482        1,901,100
     55,000  France Telecom SA, ADR ........      1,338,443        1,511,400
    210,000  Hellenic Telecommunications
               Organization SA, ADR ........      1,644,219        3,265,500
    250,000  Portugal Telecom SGPS SA ......      2,985,981        3,461,460
     50,000  Portugal Telecom SGPS SA,
               ADR .........................        637,465          694,500
     70,000  Qwest Communications
               International Inc.+ .........        205,742          679,000
    840,000  Sprint Nextel Corp. ...........     16,438,020       17,396,400
     15,000  Telecom Corp. of New
               Zealand Ltd., ADR ...........        383,908          418,800
    200,000  Telecom Italia SpA, ADR .......      5,741,078        5,492,000
     26,000  Telefonica SA, ADR ............      1,107,367        1,735,760
    207,000  Telefonos de Mexico SAB
               de CV, Cl. L, ADR ...........      3,416,166        7,843,230
    130,000  Telstra Corp. Ltd., ADR .......      2,392,135        2,531,204
     76,100  TELUS Corp., Non-Voting,
               ADR .........................      1,574,712        4,489,095
    760,000  Verizon
               Communications Inc. .........     26,511,422       31,289,200
    200,000  Vodafone Group plc, ADR .......      5,412,380        6,726,000
                                             --------------   --------------
                                                136,308,657      173,706,818
                                             --------------   --------------

                                                                 MARKET
   SHARES                                          COST          VALUE
   ------                                          ----          -------
             TRANSPORTATION -- 0.6%
      3,000  EGL Inc.+ ..................... $      107,313   $      139,440
     10,000  Florida East Coast
               Industries Inc. .............        838,645          829,800
      4,000  Frontline Ltd. ................        137,211          183,400
    255,000  GATX Corp. ....................      7,608,244       12,558,764
     24,000  Golden Ocean Group Ltd. .......         14,400           78,346
      3,000  Ship Finance
               International Ltd. ..........         66,356           89,040
     30,000  Teekay Corp. ..................      1,007,822        1,737,300
                                             --------------   --------------
                                                  9,779,991       15,616,090
                                             --------------   --------------
             WIRELESS COMMUNICATIONS -- 0.4%
      7,000  Crown Castle
               International Corp.+ ........        113,182          253,890
    110,000  United States
               Cellular Corp.+ .............      5,022,195        9,966,000
      3,000  Vimpel-Communications,
               ADR .........................         91,155          316,080
                                             --------------   --------------
                                                  5,226,532       10,535,970
                                             --------------   --------------
             TOTAL
              COMMON STOCKS ................  1,894,683,598    2,390,154,920
                                             --------------   --------------
             CONVERTIBLE PREFERRED STOCKS -- 1.6%
             AEROSPACE -- 0.0%
      8,200  Northrop Grumman Corp.,
               7.000% Cv. Pfd., Ser. B .....        983,758        1,184,080
                                             --------------   --------------
             AUTOMOTIVE -- 0.0%
     15,000  General Motors Corp.,
               4.500% Cv. Pfd., Ser. A .....        389,485          328,650
                                             --------------   --------------
             BROADCASTING -- 0.0%
     20,460  Emmis Communications Corp.,
               6.250% Cv. Pfd., Ser. A .....        960,081          863,003
                                             --------------   --------------
             BUILDING AND CONSTRUCTION -- 0.0%
        200  Fleetwood Capital Trust,
               6.000% Cv. Pfd. .............          6,210            6,350
                                             --------------   --------------
             DIVERSIFIED INDUSTRIAL -- 0.4%
    178,400  Owens-Illinois Inc.,
               4.750% Cv. Pfd. .............      5,926,959        7,537,400
     80,000  Smurfit-Stone Container Corp.,
               7.000% Cv. Pfd., Ser. A .....      1,996,123        1,876,000
                                             --------------   --------------
                                                  7,923,082        9,413,400
                                             --------------   --------------

                 See accompanying notes to financial statements.

                        THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                 MARKET
   SHARES                                          COST          VALUE
   ------                                          ----          -------
             CONVERTIBLE PREFERRED STOCKS (CONTINUED)
             ENERGY AND UTILITIES -- 0.3%
      5,000  Chesapeake Energy Corp.,
               5.000% Cv. Pfd. (a) ......... $      512,500   $      728,750
     20,000  CMS Energy Corp.,
               4.500% Cv. Pfd.,
               Ser. B ......................      1,069,062        1,822,500
    130,000  El Paso Energy Capital Trust I,
               4.750% Cv. Pfd., Ser. C .....      4,680,219        5,480,800
                                             --------------   --------------
                                                  6,261,781        8,032,050
                                             --------------   --------------
             ENTERTAINMENT -- 0.1%
     84,800  Six Flags Inc.,
               7.250% Cv. Pfd., Ser. B .....      2,007,467        2,030,960
                                             --------------   --------------
             FINANCIAL SERVICES -- 0.3%
      1,500  Doral Financial Corp.,
               4.750% Cv. Pfd. .............        207,335          202,500
    137,000  Newell Financial Trust I,
               5.250% Cv. Pfd. .............      6,428,812        6,747,250
                                             --------------   --------------
                                                  6,636,147        6,949,750
                                             --------------   --------------
             HEALTH CARE -- 0.0%
     12,000  Omnicare Inc.,
               4.000% Cv. Pfd., Ser. B .....        705,608          598,500
                                             --------------   --------------
             TELECOMMUNICATIONS -- 0.4%
     50,000  Cincinnati Bell Inc.,
               6.750% Cv. Pfd., Ser. B .....      2,118,418        2,392,500
    120,000  Crown Castle International Corp.,
               6.250% Cv. Pfd. .............      5,522,500        6,840,000
                                             --------------   --------------
                                                  7,640,918        9,232,500
                                             --------------   --------------
             TRANSPORTATION -- 0.1%
      1,500  GATX Corp.,
               $2.50 Cv. Pfd. ..............        199,475          363,953
        982  Kansas City Southern,
               4.250% Cv. Pfd. .............        551,884        1,262,940
                                             --------------   --------------
                                                    751,359        1,626,893
                                             --------------   --------------
             TOTAL CONVERTIBLE
              PREFERRED STOCKS .............     34,265,896       40,266,136
                                             --------------   --------------
   PRINCIPAL
    AMOUNT
   -------

             CONVERTIBLE CORPORATE BONDS -- 1.4%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
 $  500,000  Standard Motor Products Inc.,
               Sub. Deb. Cv.,
               6.750%, 07/15/09 ............        488,292          478,750
                                             --------------   --------------

  PRINCIPAL                                                      MARKET
   AMOUNT                                          COST          VALUE
   ------                                          ----          -------
             BROADCASTING -- 0.5%
 $  100,000  Lin Television Corp.,
               Sub. Deb. Cv.,
               2.500%, 05/15/33 ............ $       91,717   $       97,500
 13,000,000  Sinclair Broadcast Group Inc.,
               Sub. Deb. Cv.,
               6.000%, 09/15/12 ............     11,012,714       12,545,000
                                             --------------   --------------
                                                 11,104,431       12,642,500
                                             --------------   --------------
             COMMUNICATIONS EQUIPMENT -- 0.4%
 10,000,000  Agere Systems Inc.,
               Sub. Deb. Cv.,
               6.500%, 12/15/09 ............     10,047,088       10,212,500
                                             --------------   --------------
             ENTERTAINMENT -- 0.1%
  1,500,000  The Walt Disney Co., Cv.,
               2.125%, 04/15/23 ............      1,508,081        1,803,750
                                             --------------   --------------
             FINANCIAL SERVICES -- 0.0%
    250,000  AON Corp., Deb. Cv.,
               3.500%, 11/15/12 ............        257,088          497,812
                                             --------------   --------------
             REAL ESTATE -- 0.0%
             Palm Harbor Homes Inc., Cv.,
    100,000    3.250%, 05/15/24 ............         84,877           86,875
  1,000,000    3.250%, 05/15/24 (a) ........        974,162          868,750
                                             --------------   --------------
                                                  1,059,039          955,625
                                             --------------   --------------
             TELECOMMUNICATIONS -- 0.4%
 10,000,000  Nortel Networks Corp., Cv.,
               4.250%, 09/01/08 ............      9,832,798        9,912,500
                                             --------------   --------------
             TOTAL CONVERTIBLE
              CORPORATE BONDS ..............     34,296,817       36,503,437
                                             --------------   --------------

    SHARES
   -------
             WARRANTS -- 0.0%
             FOOD AND BEVERAGE -- 0.0%
        650  Parmalat SpA, GDR,
               expire 12/31/15+ (a)(b)(c) ..              0            1,608
                                             --------------   --------------
   PRINCIPAL
    AMOUNT
   -------
             SHORT-TERM OBLIGATIONS -- 4.6%
             REPURCHASE AGREEMENTS -- 4.3%
$55,460,000  Barclays Capital Inc.,
               4.250%, dated 06/29/07,
               due 07/02/07, proceeds at
               maturity, $55,479,642 (d) ...     55,460,000       55,460,000

                 See accompanying notes to financial statements.

                        THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                      MARKET
   AMOUNT                                          COST          VALUE
   ------                                          ----          -------
             SHORT-TERM OBLIGATIONS (CONTINUED)
             REPURCHASE AGREEMENTS (CONTINUED)
$55,459,000  Daiwa Securities America Inc.,
               4.000%, dated 06/29/07,
               due 07/02/07, proceeds at
               maturity, $55,477,486 (e) ... $   55,459,000   $   55,459,000
                                             --------------   --------------
                                                110,919,000      110,919,000
                                             --------------   --------------
             U.S. TREASURY BILLS -- 0.3%
  9,000,000  U.S. Treasury Bills,
               4.372% to 4.563%++,
               07/19/07 to 08/09/07 ........      8,979,037        8,979,037
                                             --------------   --------------
             TOTAL SHORT-TERM
              OBLIGATIONS ..................    119,898,037      119,898,037
                                             --------------   --------------
TOTAL INVESTMENTS -- 100.0% ................ $2,083,144,348    2,586,824,138
                                             ==============

SECURITIES SOLD SHORT
  (Proceeds received $9,824,509) ............................     (9,105,810)

OTHER ASSETS AND LIABILITIES (NET) ..........................     21,396,229

PREFERRED STOCK
  (5,814,200 preferred shares outstanding) ..................   (500,000,000)
                                                              --------------

NET ASSETS -- COMMON SHARES
  (83,929,070 common shares outstanding) .................... $2,099,114,557
                                                              ==============

NET ASSET VALUE PER COMMON SHARE
   ($2,099,114,557 / 83,929,070 shares outstanding) .........         $25.01
                                                                      ======

                                                                  MARKET
     SHARES                                     PROCEEDS          VALUE
     ------                                     --------          ------

             SECURITIES SOLD SHORT -- (0.4)%
             FINANCIAL SERVICES -- (0.4)%
    131,000  Morgan Stanley - W/I .......... $    9,824,509   $    9,105,810
                                             ==============   ==============

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the Rule 144A securities are considered liquid and the market value amounted to $4,425,502 or 0.17% of total investments.
 (b) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2007, the market value of fair valued securities amounted to $1,388,497or 0.05% of total investments.
 (c) At June 30, 2007, the Fund held investments in restricted and illiquid securities amounting to $1,608 or 0.00% of total investments, which were valued under methods approved by the Board, as follows:

                                                                     06/30/07
ACQUISITION                             ACQUISITION  ACQUISITION  CARRYING VALUE
  SHARES    ISSUER                          DATE        COST          PER UNIT
  ------    ------                      -----------  -----------   ------------
    650     Parmalat SpA, GDR
             warrants expire 12/31/15 ..  11/09/05      $0.00        $2.4738

 (d) Collateralized by $43,190,000 U.S. Treasury Bond, 8.125%, due 08/15/21, market value $56,569,200.
 (e) Collateralized by $58,094,000 U.S. Treasury Notes, 3.125%, due 04/15/09, market value $56,569,033.
 W/I When Issued.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 GDR Global Depository Receipt

                                       % OF
                                      MARKET            MARKET
                                       VALUE             VALUE
                                      ------            -------
GEOGRAPHIC DIVERSIFICATION
North America ........................  78.8%       $2,039,424,553
Europe ...............................  13.3           343,173,162
Latin America ........................   3.3            85,049,607
Japan ................................   2.4            63,443,919
Asia/Pacific .........................   2.2            55,732,897
                                       ------       --------------
Total Investments .................... 100.0%       $2,586,824,138
                                       ======       ==============


                 See accompanying notes to financial statements.

                        THE GABELLI DIVIDEND & INCOME TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)

ASSETS:
  Investments, at value (cost $1,972,225,348) .............     $ 2,475,905,138
  Repurchase agreements, at value (cost $110,919,000) .....         110,919,000
  Foreign currency, at value (cost $207,363) ..............             202,440
  Deposit at broker .......................................           8,239,005
  Cash ....................................................           9,825,389
  Receivable for investments sold .........................           3,513,920
  Unrealized appreciation on swap contracts ...............           3,030,858
  Dividends and interest receivable .......................           4,666,581
  Prepaid expense .........................................              36,760
                                                                ---------------
  TOTAL ASSETS ............................................       2,616,339,091
                                                                ---------------
LIABILITIES:
  Securities sold short (proceeds $9,824,509) .............           9,105,810
  Payable for investments purchased .......................           2,981,661
  Distributions payable ...................................             344,906
  Payable for investment advisory fees ....................           4,288,888
  Payable for payroll expenses ............................              10,427
  Payable for accounting fees .............................               3,872
  Other accrued expenses ..................................             488,970
                                                                ---------------
  TOTAL LIABILITIES .......................................          17,224,534
                                                                ---------------
PREFERRED STOCK:
  Series A Cumulative Preferred Stock (5.875%,
    $25 liquidation value, $0.001 par
    value, 3,200,000 shares authorized
    with 3,200,000 shares issued and
    outstanding) ..........................................          80,000,000
  Series B Cumulative Preferred Stock
    (Auction Market, $25,000 liquidation
    value, $0.001 par value, 4,000 shares
    authorized with 4,000 shares issued
    and outstanding) ......................................         100,000,000
  Series C Cumulative Preferred Stock
    (Auction Market, $25,000 liquidation
    value, $0.001 par value, 4,800 shares
    authorized with 4,800 shares issued
    and outstanding) ......................................         120,000,000
  Series D Cumulative Preferred Stock
    (6.00%, $25 liquidation value, $0.001 par
    value, 2,600,000 shares authorized with
    2,600,000 shares issued and
    outstanding) ..........................................          65,000,000
  Series E Cumulative Preferred Stock (Auction
    Rate, $25,000 liquidation value,
    $0.001 par value, 5,400 shares authorized
    with 5,400 shares issued and
    outstanding) ..........................................         135,000,000
                                                                ---------------
  TOTAL PREFERRED STOCK ...................................         500,000,000
                                                                ---------------
  NET ASSETS ATTRIBUTABLE TO
    COMMON SHAREHOLDERS ...................................     $ 2,099,114,557
                                                                ===============
NET ASSETS ATTRIBUTABLE TO COMMON
  SHAREHOLDERS CONSIST OF:
  Paid-in capital, at $0.001 par value ....................     $ 1,543,032,693
  Accumulated net investment income .......................          16,446,114
  Accumulated net realized gain on
    investments, written options, swap
    contracts, securities sold
    short, and foreign currency transactions ..............          32,215,571
  Net unrealized appreciation on investments ..............         503,679,790
  Net unrealized appreciation  on swap contracts ..........           3,030,858
  Net unrealized appreciation on
    securities sold short .................................             718,699
  Net unrealized depreciation on foreign
    currency translations .................................              (9,168)
                                                                ---------------
  NET ASSETS ..............................................     $ 2,099,114,557
                                                                ===============
NET ASSET VALUE PER COMMON SHARE
  ($2,099,114,557 / 83,929,070 shares outstanding;
  unlimited number of shares authorized) ..................              $25.01
                                                                         ======


                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $1,060,612) ............     $  32,977,391
  Interest ..................................................         7,104,168
                                                                  -------------
  TOTAL INVESTMENT INCOME ...................................        40,081,559
                                                                  -------------
EXPENSES:
  Investment advisory fees ..................................        12,693,284
  Auction agent fees ........................................           450,336
  Shareholder communications expenses .......................           277,993
  Custodian fees ............................................           160,049
  Payroll expenses ..........................................           130,049
  Trustees' fees ............................................            85,434
  Legal and audit fees ......................................            48,330
  Accounting fees ...........................................            22,621
  Shareholder services fees .................................            19,204
  Interest expense ..........................................             6,648
  Miscellaneous expenses ....................................           180,117
                                                                  -------------
  TOTAL EXPENSES ............................................        14,074,065
  Less: Custodian fee credits ...............................           (87,634)
                                                                  -------------
  NET EXPENSES ..............................................        13,986,431
                                                                  -------------
  NET INVESTMENT INCOME .....................................        26,095,128
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, WRITTEN OPTIONS, SWAP CONTRACTS,
  SECURITIES SOLD SHORT, AND FOREIGN CURRENCY:
  Net realized gain on investments ..........................        75,048,313
  Net realized gain on written options ......................           384,353
  Net realized gain on swap contracts .......................         1,546,427
  Net realized loss on foreign currency transactions ........           (24,482)
                                                                  -------------
  Net realized gain on investments, written options,
    swap contracts, and foreign currency transactions .......        76,954,611
                                                                  -------------
  Net change in unrealized appreciation/depreciation:
    on investments ..........................................        75,599,301
    on written options ......................................           220,307
    on swap contracts .......................................          (124,451)
    on securities sold short ................................           718,699
    on foreign currency translations ........................            (7,949)
                                                                  -------------
  Net change in unrealized appreciation/
   depreciation on investments, written
    options, swap contracts, securities
    sold short, and foreign currency
    translations ............................................        76,405,907
                                                                  -------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS, WRITTEN OPTIONS, SWAP CONTRACTS,
    SECURITIES SOLD SHORT, AND FOREIGN CURRENCY .............       153,360,518
                                                                  -------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................       179,455,646
                                                                  -------------
  Total Distributions to Preferred
    Stock Shareholders ......................................       (13,372,396)

  Recapture of gain on sale of Fund
    shares by an affiliate ..................................             4,338
                                                                  -------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO
    COMMON SHAREHOLDERS RESULTING
    FROM OPERATIONS .........................................     $ 166,087,588
                                                                  =============

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST

     STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                                       SIX MONTHS ENDED
                                                                                         JUNE 30, 2007         YEAR ENDED
                                                                                          (UNAUDITED)      DECEMBER 31, 2006
                                                                                        ---------------    -----------------
OPERATIONS:
  Net investment income .............................................................   $    26,095,128     $    72,921,975
  Net realized gain on investments, written options, swap contracts, and
    foreign currency transactions ...................................................        76,954,611          93,722,202
  Net change in unrealized appreciation/depreciation on investments, written options,
    swap contracts, securities sold short, and foreign currency translations. .......        76,405,907         243,496,939
                                                                                        ---------------     ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................       179,455,646         410,141,116
                                                                                        ---------------     ---------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
  Net investment income .............................................................        (4,430,017)*       (10,255,572)
  Net realized short-term gain on investments, written options, swap contracts, and
    foreign currency transactions ...................................................        (1,819,399)*        (4,091,893)
  Net realized long-term gain on investments, written options, swap contracts,
    futures contracts, securities sold short, and foreign currency transactions. ....        (7,122,980)*       (11,704,448)
                                                                                        ---------------     ---------------
  TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS .....................................       (13,372,396)        (26,051,913)
                                                                                        ---------------     ---------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS
    RESULTING FROM OPERATIONS .......................................................       166,083,250         384,089,203
                                                                                        ---------------     ---------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income .............................................................       (17,246,860)*       (50,995,124)
  Net realized short-term gain on investments, written options, swap contracts, and
    foreign currency transactions ...................................................        (7,083,253)*       (20,346,652)
  Net realized long-term gain on investments, written options, swap contracts,
    futures contracts, securities sold short, and foreign currency transactions. ....       (27,731,052)*       (58,199,561)
                                                                                        ---------------     ---------------
  TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS ........................................       (52,061,165)       (129,541,337)
                                                                                        ---------------     ---------------
FUND SHARE TRANSACTIONS:
  Net decrease from repurchase of common shares .....................................          (992,992)         (6,491,041)
  Recapture of gain on sale of Fund shares by an affiliate ..........................             4,338                  --
  Offering costs for preferred shares charged to paid-in capital ....................                --            (130,874)
                                                                                        ---------------     ---------------
  NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ...........................          (988,654)         (6,621,915)
                                                                                        ---------------     ---------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS ....................       113,033,431         247,925,951
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
  Beginning of period ...............................................................     1,986,081,126       1,738,155,175
                                                                                        ---------------     ---------------
  End of period (including undistributed net investment income of
    $16,446,114 and $12,027,863, respectively) ......................................   $ 2,099,114,557     $ 1,986,081,126
                                                                                        ===============     ===============

-------------
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Dividend & Income Trust (the "Fund") is a non-diversified closed-end management investment company organized as a Delaware statutory trust on November 18, 2003 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Investment operations commenced on November 28, 2003.

     The Fund's investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, the Fund had investments of $110,919,000 in repurchase agreements.

     OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

     As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

     In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money," and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At June 30, 2007, the Fund had no investments in options.

     SWAP AGREEMENTS. The Fund may enter into interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty")

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series B Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted.

     The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at June 30, 2007 are as follows:

     NOTIONAL                   FLOATING RATE*     TERMINATION    NET UNREALIZED
      AMOUNT     FIXED RATE  (RATE RESET MONTHLY)     DATE         APPRECIATION
    ---------    ----------  --------------------  ------------    -------------
   $100,000,000     4.01%            5.32%         June 2, 2010      $3,523,982

----------------
* Based on Libor (London Interbank Offered Rate).

     The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock.

     The Fund has entered into equity swap agreements with Bear, Stearns International Limited. Details of the swaps at June 30, 2007 are as follows:

                                                                                                               NET UNREALIZED
          NOTIONAL                    EQUITY SECURITY                     INTEREST RATE/          TERMINATION   APPRECIATION
           AMOUNT                        RECEIVED                      EQUITY SECURITY PAID           DATE      (DEPRECIATION)
          ---------                   ---------------                  --------------------       ------------ ---------------
                                        Market Value                   Overnight LIBOR plus
                                      Appreciation on:            Market Value Depreciation on:
 $4,462,994 (200,000 Shares)         Alliance Boots plc                Alliance Boots plc            4/15/08      $  77,876
 4,742,004 (344,000 Shares)        Cadbury Schweppes plc              Cadbury Schweppes plc          2/15/08        (96,907)
18,893,965 (1,500,000 Shares)  Imperial Chemical Industries plc   Imperial Chemical Industries plc   5/15/08       (498,135)
 2,127,433 (100,000 Shares)            Hanson plc                           Hanson plc               4/15/08         24,042
                                                                                                                  ---------
                                                                                                                  $(493,124)
                                                                                                                  =========

     If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an equity swap or an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized in the Statement of Assets and Liabilities.

     Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps are reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

     FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2007, there were no open futures contracts.

     SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at June 30, 2007 are reported within the Schedule of Investments.

     FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2007, there were no open forward foreign exchange contracts.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

     RESTRICTED AND ILLIQUID SECURITIES. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

     CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

     Distributions to shareholders of the Fund's 5.875% Series A Cumulative Preferred Stock, Series B Auction Market Cumulative Preferred Stock, Series C Auction Market Cumulative Preferred Stock, 6.00% Series D Cumulative Preferred Stock, and Series E Auction Rate Cumulative Preferred Stock ("Cumulative Preferred Stock") are recorded on a daily basis and are determined as described in Note 5.

     The tax character of distributions paid during the year ended December 31, 2006 was as follows:

                                              COMMON        PREFERRED
                                             ---------      ---------
   DISTRIBUTIONS PAID FROM:
   Ordinary income
     (inclusive of short-term
     capital gains) .....................  $ 71,341,776    $14,347,465
   Net long-term capital gains ..........    58,199,561     11,704,448
                                           ------------    -----------
   Total distributions paid .............  $129,541,337    $26,051,913
                                           ============    ===========

     PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

     As of December 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

        Net unrealized appreciation on
          investments, written options,
          foreign currency, and swap contracts ..................  $431,173,223
        Post-October currency loss deferral .....................      (449,565)
        Undistributed ordinary income ...........................    11,337,666
        Other temporary differences .............................        (1,545)
                                                                   ------------
        Total ...................................................  $442,059,779
                                                                   ============

     The following summarizes the tax cost of investments, written options, swap contracts, and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                                   GROSS              GROSS
                                  COST/         UNREALIZED         UNREALIZED       NET UNREALIZED
                                PROCEEDS       APPRECIATION       DEPRECIATION       APPRECIATION
                                --------       ------------      -------------     --------------
   Investments ............. $2,084,983,118    $525,098,625      $(23,257,605)      $501,841,020
   Swap contracts ..........             --       3,625,900          (595,042)         3,030,858
   Short sales .............     (9,824,509)        718,699                --            718,699
                             --------------    ------------      ------------       ------------
                             $2,075,158,609    $529,443,224      $(23,852,647)      $505,590,577
                             ==============    ============      ============       ============

     In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund's average weekly net assets including the liquidation value of the preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Cumulative Preferred Stock for the fiscal year.

     The Fund's total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Cumulative Preferred Stock for the period. For the six months ended June 30, 2007, the Fund's total return on the NAV of the common shares exceeded the stated dividend rate or corresponding swap rate of all outstanding Preferred Stock. Thus, management fees were accrued on these assets.

     During the six months ended June 30, 2007, the Fund paid brokerage commissions of $756,778 to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser.

     The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2007, the Fund paid or accrued $22,621 to the Adviser in connection with the cost of computing the Fund's NAV.

     The Fund is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $19,708 for the six months ended June 30, 2007, which is included in payroll expenses in the Statement of Operations.

     As per the approval of the Board, the Fund compensates officers of the Fund that are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive-based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2007, the Fund paid or accrued $110,341, which is included in payroll expenses in the Statement of Operations.

     The Fund recaptured a gain of $4,338 on the sale of its shares by an affiliate of the Adviser.

     The Fund pays each Trustee that is not considered to be an affiliated person an annual retainer of $12,000 plus $1,500 for each Board meeting attended in person and $500 per telephonic meeting, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. In addition, the Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, and the Nominating Committee Chairman receives an annual fee of $2,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term and U.S Government securities, aggregated $939,187,337 and $462,095,228, respectively.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     Option contracts written by the Fund during the six months ended June 30, 2007 were as follows:

                                                    NUMBER OF
                                                    CONTRACTS        PREMIUMS
                                                   -----------      -----------
       Options outstanding at December 31, 2006 ...  5,544         $ 1,898,621
       Options written ............................    364              76,346
       Options exercised .......................... (3,833)         (1,590,614)
       Options expired ............................ (2,075)           (384,353)
                                                    ------         -----------
       Options outstanding at June 30, 2007 .......     --         $        --
                                                    ======         ===========

5. CAPITAL. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2007, the Fund repurchased 44,100 shares of beneficial interest in the open market at a cost of $992,992 and an average discount of approximately 11.24% from its NAV. All shares of beneficial interest repurchased have been retired.

     Transactions in shares of beneficial interest were as follows:

                                          SIX MONTHS ENDED
                                            JUNE 30, 2007             YEAR ENDED
                                             (UNAUDITED)           DECEMBER 31, 2006
                                       ----------------------   ----------------------
                                         SHARES       AMOUNT     SHARES        AMOUNT
                                       ----------- ----------   ----------   ---------
Net decrease from
  repurchase of common shares .......   (44,100)    $(992,992)   (340,235)  $(6,491,041)

     The Fund's Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Cumulative Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the 5.875% Series A, Series B Auction Market, Series C Auction Market, 6.00% Series D, and Series E Auction Rate Cumulative Preferred Stock at redemption prices of $25, $25,000, $25,000, $25, and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund's ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund's assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.
     On October 12, 2004, the Fund received net proceeds of $77,280,971 (after underwriting discounts of $2,520,000 and offering expenses of $199,029) from the public offering of 3,200,000 shares of 5.875% Series A Cumulative Preferred Stock. Commencing October 12, 2009 and thereafter, the Fund, at its option, may redeem the 5.875% Series A Cumulative Preferred Stock in whole or in part at the redemption price at any time. The Board has authorized the repurchase of Series A Cumulative Preferred Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2007, the Fund did not repurchase any shares of 5.875% Series A Cumulative Preferred Stock. At June 30, 2007, 3,200,000 shares of 5.875% Series A Cumulative Preferred Stock were outstanding and accrued dividends amounted to $78,334.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     On October 12, 2004, the Fund received net proceeds of $217,488,958 (after underwriting discounts of $2,200,000 and offering expenses of $311,042) from the public offering of 4,000 shares of Series B and 4,800 shares of Series C Auction Market Cumulative Preferred Stock, respectively. The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. The dividend rates of Series B Auction Market Cumulative Preferred Stock ranged from 4.70% to 5.31% during the six months ended June 30, 2007. The dividend rates of Series C Auction Market Cumulative Preferred Stock ranged from 4.70% to 5.27% during the six months ended June 30, 2007. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Series B and C Auction Market Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Fund, at its option, may redeem the Series B and C Auction Market Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2007, the Fund did not redeem any shares of Series B and C Auction Market Cumulative Preferred Stock. At June 30, 2007, 4,000 and 4,800 shares of the Series B and C Auction Market Cumulative Preferred Stock were outstanding with an annualized dividend rate of 5.20% and 5.21% per share and accrued dividends amounted to $72,222 and $52,100, respectively.

     On November 3, 2005, the Fund received net proceeds of $62,617,239 (after underwriting discounts of $2,047,500 and offering expenses of $335,261) from the public offering of 2,600,000 shares of 6.00% Series D Cumulative Preferred Stock. Commencing November 3, 2010 and thereafter, the Fund, at its option, may redeem the 6.00% Series D Cumulative Preferred Stock in whole or in part at the redemption price at any time. The Board has authorized the repurchase of Series D Cumulative Preferred Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2007, the Fund did not repurchase any shares of 6.00% Series D Cumulative Preferred Stock. At June 30, 2007, 2,600,000 shares of 6.00% Series D Cumulative Preferred Stock were outstanding and accrued dividends amounted to $65,000.

     On November 3, 2005, the Fund received net proceeds of $133,379,387 (after underwriting discounts of $1,350,000 and offering expenses of $270,613) from the public offering of 5,400 shares of Series E Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. The dividend rates of Series E Auction Rate Cumulative Preferred Stock ranged from 4.50% to 5.29% during the six months ended June 30, 2007. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Series E Auction Rate Preferred Stock shareholders may also trade shares in the secondary market. The Fund, at its option, may redeem the Series E Auction Rate Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2007, the Fund did not redeem any shares of Series E Auction Rate Preferred Stock. At June 30, 2007, 5,400 shares of Series E Auction Rate Preferred Stock were outstanding with an annualized dividend rate of 5.15% and accrued dividends amounted to $77,250.

     The holders of Cumulative Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Cumulative Preferred Stock voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund's outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities are required to approve certain other actions, including changes in the Fund's investment objectives or fundamental investment policies.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

6. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund. The staff's notice to the Adviser did not relate to the Fund.

                       THE GABELLI DIVIDEND & INCOME TRUST
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF                       SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
BENEFICIAL INTEREST OUTSTANDING                      JUNE 30, 2007   ----------------------------------      PERIOD ENDED
THROUGHOUT EACH PERIOD:                               (UNAUDITED)       2006         2005       2004     DECEMBER 31, 2003 (H)
                                                    ---------------- ----------    --------   ---------  ---------------------
OPERATING PERFORMANCE:
   Net asset value, beginning of period .............. $    23.65    $    20.62   $    20.12  $    19.26      $    19.06(i)
                                                       ----------    ----------   ----------  ----------      ----------
   Net investment income .............................       0.31          0.87         0.55        0.40              --
   Net realized and unrealized gain on investments,
     written options, swap contracts,
     securities sold short,
     and foreign currency transactions ...............       1.83          4.00         1.33        1.80            0.20
                                                       ----------    ----------   ----------  ----------      ----------
   Total from investment operations ..................       2.14          4.87         1.88        2.20            0.20
                                                       ----------    ----------   ----------  ----------      ----------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS: (A)
   Net investment income .............................      (0.05)(d)     (0.12)       (0.06)      (0.01)             --
   Net realized gain on investments ..................      (0.11)(d)     (0.19)       (0.10)      (0.01)             --
                                                       ----------    ----------   ----------  ----------      ----------
   Total distributions to preferred
     stock shareholders ..............................      (0.16)        (0.31)       (0.16)      (0.02)             --
                                                       ----------    ----------   ----------  ----------      ----------
   NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON
     SHAREHOLDERS RESULTING FROM OPERATIONS ..........       1.98          4.56         1.72        2.18              --
                                                       ----------    ----------   ----------  ----------      ----------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income .............................      (0.21)(d)     (0.61)       (0.48)      (0.39)             --
   Net realized gain on investments ..................      (0.41)(d)     (0.93)       (0.72)      (0.24)             --
   Return of capital .................................         --            --           --       (0.57)             --
                                                       ----------    ----------   ----------  ----------      ----------
   Total distributions to common shareholders ........      (0.62)        (1.54)       (1.20)      (1.20)             --
                                                       ----------    ----------   ----------  ----------      ----------
FUND SHARE TRANSACTIONS:
   Decrease in net asset value from
      common share transactions ......................         --            --           --       (0.05)             --
   Increase in net asset value from
      repurchase of common shares ....................       0.00(e)       0.01         0.02          --              --
   Recapture of gain on sale of Fund
      shares by an affiliate .........................       0.00(e)         --           --          --              --
   Offering costs for common shares
      charged to paid-in capital .....................         --            --           --       (0.01)             --
   Offering costs for preferred shares
      charged to paid-in capital .....................         --         (0.00)(e)    (0.04)      (0.06)             --
                                                       ----------    ----------   ----------  ----------      ----------
   Total from fund share transactions ................       0.00(e)       0.01        (0.02)      (0.12)             --
                                                       ----------    ----------   ----------  ----------      ----------
   NET ASSET VALUE ATTRIBUTABLE
     TO COMMON SHAREHOLDERS,
     END OF PERIOD ................................... $    25.01    $    23.65   $    20.62  $    20.12      $    19.26
                                                       ==========    ==========   ==========  ==========      ==========
   NAV total return + ................................       8.79%        24.09%        9.47%      11.56%            1.0%*
                                                       ==========    ==========   ==========  ==========      ==========
   Market value, end of period ....................... $    22.34    $    21.47   $    17.62  $    17.95      $    20.00
                                                       ==========    ==========   ==========  ==========      ==========
   Investment total return ++ ........................       6.99%        31.82%        4.85%      (4.15)%           0.0%**
                                                       ==========    ==========   ==========  ==========      ==========

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF                       SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
BENEFICIAL INTEREST OUTSTANDING                      JUNE 30, 2007   ----------------------------------      PERIOD ENDED
THROUGHOUT EACH PERIOD:                               (UNAUDITED)       2006         2005       2004     DECEMBER 31, 2003 (H)
                                                    ---------------- ----------    --------   ---------  ---------------------
RATIOS AND SUPPLEMENTAL DATA:
   Net assets including liquidation
     value of preferred shares,
     end of period (in 000's) .......................$2,599,115    $2,486,081   $2,238,155  $2,006,703              --
   Net assets attributable to common shares,
     end of period (in 000's) .......................$2,099,115    $1,986,081   $1,738,155  $1,706,703      $1,451,650
   Ratio of net investment income to
     average net assets attributable
     to common shares before preferred
     share distributions ............................      2.56%(f)      3.91%        2.75%       2.17%          (0.04)%(f)
    Ratio of operating expenses to average
     net assets attributable to
     common shares net of advisory
     fee reduction, if any ..........................      1.38%(f)(g)   1.41%(g)     1.33%(g)    1.12%           1.38%(f)
   Ratio of operating expenses to
     average net assets including
     liquidation value of preferred
     shares net of advisory
     fee reduction, if any ..........................      1.11%(f)(g)   1.11%(g)     1.12%(g)    1.07%             --
   Portfolio turnover rate ..........................      20.1%         28.8%        25.6%       33.3%            0.4%
    5.875% CUMULATIVE PREFERRED STOCK
   Liquidation value, end of period (in 000's) ......$   80,000    $   80,000   $   80,000  $   80,000              --
   Total shares outstanding (in 000's)                    3,200         3,200        3,200       3,200              --
   Liquidation preference per share .................$    25.00    $    25.00   $    25.00  $    25.00              --
   Average market value (b) .........................$    24.39    $    23.86   $    24.82  $    24.68              --
   Asset coverage per share .........................$   129.96    $   124.30   $   111.91  $   167.23              --
   AUCTION MARKET SERIES B CUMULATIVE PREFERRED STOCK
   Liquidation value, end of period (in 000's) ......$  100,000    $  100,000   $  100,000  $  100,000              --
   Total shares outstanding (in 000's) ..............         4             4            4           4              --
   Liquidation preference per share .................$   25,000    $   25,000   $   25,000  $   25,000              --
   Average market value (b) .........................$   25,000    $   25,000   $   25,000  $   25,000              --
   Asset coverage per share .........................$  129,956    $  124,304   $  111,908  $  167,225              --
   AUCTION MARKET SERIES C CUMULATIVE PREFERRED STOCK
   Liquidation value, end of period (in 000's) ......$  120,000    $  120,000   $  120,000  $  120,000              --
   Total shares outstanding (in 000's) ..............         5             5            5           5              --
   Liquidation preference per share .................$   25,000    $   25,000   $   25,000  $   25,000              --
   Average market value (b) .........................$   25,000    $   25,000   $   25,000  $   25,000              --
   Asset coverage per share .........................$  129,956    $  124,304   $  111,908  $  167,225              --
   6.00% CUMULATIVE PREFERRED STOCK
   Liquidation value, end of period (in 000's) ......$   65,000    $   65,000   $   65,000          --              --
   Total shares outstanding (in 000's) ..............     2,600         2,600        2,600          --              --
   Liquidation preference per share .................$    25.00    $    25.00   $    25.00          --              --
   Average market value (b) .........................$    24.92    $    24.37   $    24.72          --              --
   Asset coverage per share .........................$   129.96    $   124.30   $   111.91          --              --
   AUCTION RATE SERIES E CUMULATIVE PREFERRED STOCK
   Liquidation value, end of period (in 000's) ......$  135,000    $  135,000   $  135,000          --              --
   Total shares outstanding (in 000's) ..............         5             5            5          --              --
   Liquidation preference per share .................$   25,000    $   25,000   $   25,000          --              --
   Average market value (b) .........................$   25,000    $   25,000   $   25,000          --              --
   Asset coverage per share .........................$  129,956    $  124,304   $  111,908          --              --
   ASSET COVERAGE (C) ...............................       520%          497%         448%        669%             --

 (a) Calculated based upon average common shares outstanding on the record dates throughout the year.
 (b) Based on weekly prices.
 (c) Asset coverage is calculated by combining all series of preferred stock.
 (d) Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.
 (e) Amount represents less than $0.005 per share.
 (f) Annualized.
 (g) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits for the six months ended June 30, 2007, the ratios of operating expenses to average net assets attributable to common stock net of fee reduction would have been 1.37% and the ratios of operating expenses to average net assets including liquidation value of preferred shares net of fee reduction would have been 1.10%. Custodian fee credits for the fiscal years ended December 31, 2006 and 2005 were minimal.
 (h) The Gabelli Dividend & Income Trust commenced investment operations on November 28, 2003.
 (i) The beginning NAV includes a $0.04 reduction for costs associated with the initial public offering.
 * Based on net asset value per share at commencement of operations of $19.06 per share.
 ** Based on market value per share at initial public offering of $20.00 per share.
   + Based  on  net  asset  value  per  share,   adjusted  for  reinvestment  of
     distributions at prices obtained under the Fund's dividend reinvestment plan. Total return for periods of less than one year are not annualized.
  ++ Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund's dividend reinvestment plan. Total return for periods of less than one year are not annualized.

                 See accompanying notes to financial statements.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

     It is the policy of The Gabelli Dividend &Income Trust (the "Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to issue shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. ("Computershare") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

                       The Gabelli Dividend & Income Trust
                                c/o Computershare
                                 P.O. Box 43010
                            Providence, RI 02940-3010

     Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

     The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange ("NYSE") trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy shares of common stock in the open market, or on the NYSE or elsewhere, for the participants' accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN

     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940-3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

     SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT COMPUTERSHARE must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

                              TRUSTEES AND OFFICERS
                       THE GABELLI DIVIDEND & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES                                                OFFICERS

Mario J. Gabelli, CFA                                   Bruce N. Alpert
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,                     PRESIDENT
   GAMCO INVESTORS, INC.
                                                        Carter W. Austin
Anthony J. Colavita                                        VICE PRESIDENT
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.                            Peter D. Goldstein
                                                           CHIEF COMPLIANCE OFFICER
James P. Conn
   FORMER MANAGING DIRECTOR &                           James E. McKee
   CHIEF INVESTMENT OFFICER,                               SECRETARY
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.
                                                        Agnes Mullady
Mario d'Urso                                               TREASURER
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA
                                                        INVESTMENT ADVISER
Frank J. Fahrenkopf, Jr.                                Gabelli Funds, LLC
   PRESIDENT & CHIEF EXECUTIVE OFFICER,                 One Corporate Center
   AMERICAN GAMING ASSOCIATION                          Rye, New York 10580-1422

Michael J. Melarkey                                     CUSTODIAN
   ATTORNEY-AT-LAW,                                     State Street Bank and Trust Company
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN
                                                        COUNSEL
Salvatore M. Salibello                                  Skadden, Arps, Slate, Meagher & Flom, LLP
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER, LLP                              TRANSFER AGENT AND REGISTRAR
                                                        Computershare Trust Company, N.A.
Edward T. Tokar
   SENIOR MANAGING DIRECTOR,                            STOCK EXCHANGE LISTING
   BEACON TRUST COMPANY                                                                     5.875%       6.00%
                                                                                Common     Preferred   Preferred
Anthonie C. van Ekris                                                           ------     ---------   ---------
   CHAIRMAN, BALMAC INTERNATIONAL, INC.                 NYSE-Symbol:              GDV       GDV PrA     GDVPrD
                                                        Shares Outstanding:   83,929,070   3,200,000   2,600,000
Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.                          The Net Asset Value per share appears in
                                                        the Publicly Traded Funds column, under
                                                        the heading "General Equity Funds," in
                                                        Monday's The Wall Street Journal. It is
                                                        also listed in Barron's Mutual
                                                        Funds/Closed End Funds section under the
                                                        heading "General Equity Funds."

                                                        The Net Asset Value per share may be
                                                        obtained each day by calling (914)
                                                        921-5070 or visiting www.gabelli.com.



--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------


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Notice  is hereby  given in  accordance  with  Section  23(c) of the  Investment
Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its Series A and Series D Cumulative Preferred Shares in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI DIVIDEND & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

SEMI-ANNUAL REPORT
JUNE 30, 2007

GDV Q2/2007

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE   OF  PROXY VOTING  POLICIES AND  PROCEDURES  FOR  CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 83,973,170
01/01/07
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 3,200,000
01/31/07
             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,600,000
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 83,973,170
02/01/07
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 3,200,000
02/28/07
             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,600,000
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 83,973,170
03/01/07
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 3,200,000
03/31/07
             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,600,000
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 83,973,170
04/01/07
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 3,200,000
04/30/07
             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,600,000
=============================================================================================================================
Month #5     Common - 20,000           Common - $20.6225          Common - 20,000            Common - 83,973,170 - 20,000 =
05/01/07                                                                                     83,953,170
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A
05/31/07                                                                                     Preferred Series A - 3,200,000
             Preferred  Series D - N/A Preferred Series D - N/A   Preferred Series D - N/A
                                                                                             Preferred Series D - 2,600,000
=============================================================================================================================
Month #6     Common - 24,100           Common - $22.4125          Common - 24,100            Common - 83,953,170 - 24,100 =
06/01/07                                                                                     83,929,070
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A
06/30/07                                                                                     Preferred Series A - 3,200,000
             Preferred  Series D - N/A Preferred Series D - N/A   Preferred Series D - N/A
                                                                                             Preferred Series D - 2,600,000
=============================================================================================================================
Total        Common - 44,100           Common - $22.5168          Common - 44,100            N/A

             Preferred  Series A - N/A Preferred Series A - N/A   Preferred Series A - N/A

             Preferred  Series D - N/A Preferred Series D - N/A   Preferred Series D - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.
c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.
d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.
e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant to Rule  30a-2(b) under  the  1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Dividend & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.